Stock Based Compensation (Schedule of Outstanding Stock Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	160,429	194,521	206,463	219,540
Average Exercise Price	$ 27.37	$ 26.91	$ 26.74	$ 26.64
Remaining Life, Years	5 years 7 months 6 days
Options Exercisable	144,429	180,021	193,963
Average Exercise Price	$ 26.39	$ 26.78	$ 26.59
Average Exercise Price - $27.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	12,650
Average Exercise Price	$ 28.41
Remaining Life, Years	1 year
Options Exercisable	12,650
Average Exercise Price	$ 28.41
Average Exercise Price - $28.64 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	13,200
Average Exercise Price	$ 25.00
Remaining Life, Years	2 years
Options Exercisable	13,200
Average Exercise Price	$ 25.00
Average Exercise Price - $28.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	12,650
Average Exercise Price	$ 25.99
Remaining Life, Years	3 years
Options Exercisable	12,650
Average Exercise Price	$ 25.99
Average Exercise Price - $25.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,100
Average Exercise Price	$ 24.44
Remaining Life, Years	3 years 2 months 12 days
Options Exercisable	1,100
Average Exercise Price	$ 24.44
Average Exercise Price - $25.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,229
Average Exercise Price	$ 25.25
Remaining Life, Years	4 years
Options Exercisable	15,229
Average Exercise Price	$ 25.25
Average Exercise Price - $24.44 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,800
Average Exercise Price	$ 24.97
Remaining Life, Years	5 years
Options Exercisable	19,800
Average Exercise Price	$ 24.97
Average Exercise Price - $25.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	21,450
Average Exercise Price	$ 27.05
Remaining Life, Years	6 years
Options Exercisable	21,450
Average Exercise Price	$ 27.05
Average Exercise Price - $24.97 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,100
Average Exercise Price	$ 27.55
Remaining Life, Years	6 years
Options Exercisable	1,100
Average Exercise Price	$ 27.55
Average Exercise Price - $27.05 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	2,000
Average Exercise Price	$ 28.95
Remaining Life, Years	6 years 8 months 12 days
Options Exercisable	2,000
Average Exercise Price	$ 28.95
Average Exercise Price - $27.55 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	21,250
Average Exercise Price	$ 26.90
Remaining Life, Years	7 years
Options Exercisable	21,250
Average Exercise Price	$ 26.90
Average Exercise Price - $28.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	10,000
Average Exercise Price	$ 29.08
Remaining Life, Years	8 years
Options Exercisable	10,000
Average Exercise Price	$ 29.08
Average Exercise Price - $26.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	14,000
Average Exercise Price	$ 28.55
Remaining Life, Years	9 years
Options Exercisable	14,000
Average Exercise Price	$ 28.55
Average Exercise Price 29.08 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	16,000
Average Exercise Price	$ 33.56
Remaining Life, Years	10 years
Options Exercisable	0
Average Exercise Price	$ 0.00
Average Exercise Price - $28.55 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	0
Average Exercise Price	$ 0.00